UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09987
Investment Company Act File Number

Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Floating Rate Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 95.5%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	AWAS Capital, Inc.
5,885	Term Loan, 2.38%, Maturing March 22, 2013	$5,237,573
	CACI International, Inc.
4,231	Term Loan, 1.91%, Maturing May 3, 2011	4,135,936
	DAE Aviation Holdings, Inc.
1,623	Term Loan, 4.24%, Maturing July 31, 2014	1,347,345
1,654	Term Loan, 4.24%, Maturing July 31, 2014	1,372,639
	Evergreen International Aviation
10,738	Term Loan, 11.50%, Maturing October 31, 2011	6,585,673
	Hawker Beechcraft Acquisition
19,005	Term Loan, 2.39%, Maturing March 26, 2014	12,994,663
1,238	Term Loan, 2.60%, Maturing March 26, 2014	846,239
	Hexcel Corp.
6,000	Term Loan, 6.50%, Maturing May 21, 2014	6,025,002
	IAP Worldwide Services, Inc.
3,318	Term Loan, 9.25%, Maturing December 30, 2012(2)	2,372,688
	PGS Solutions, Inc.
1,920	Term Loan, 2.92%, Maturing February 14, 2013	1,770,939
	Spirit AeroSystems, Inc.
3,758	Term Loan, 2.26%, Maturing December 31, 2011	3,673,543
	TransDigm, Inc.
11,650	Term Loan, 2.41%, Maturing June 23, 2013	11,310,204
	Vought Aircraft Industries, Inc.
10,000	Revolving Loan, 0.50%, Maturing December 22, 2009(3)	9,650,000
2,778	Term Loan, 2.94%, Maturing December 17, 2011	2,708,334
4,730	Term Loan, 7.50%, Maturing December 17, 2011	4,647,687
865	Term Loan, 7.50%, Maturing December 22, 2011	855,291
	Wesco Aircraft Hardware Corp.
7,132	Term Loan, 2.54%, Maturing September 29, 2013	6,421,270

		$81,955,026

Air Transport — 1.1%
	Delta Air Lines, Inc.
11,428	Term Loan, 2.23%, Maturing April 30, 2012	$9,028,120
5,431	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	3,735,892
	Northwest Airlines, Inc.
35,170	DIP Loan, 2.29%, Maturing December 31, 2010	33,609,233

		$46,373,245

Automotive — 3.6%
	Accuride Corp.
11,097	Term Loan, 3.00%, Maturing January 31, 2012	$10,236,983
	Adesa, Inc.
21,183	Term Loan, 2.54%, Maturing October 18, 2013	19,753,244
	Allison Transmission, Inc.
6,685	Term Loan, 3.06%, Maturing September 30, 2014	5,829,489
	CSA Acquisition Corp.
1,902	Term Loan, 3.13%, Maturing December 23, 2011	1,341,019
2,575	Term Loan, 3.13%, Maturing December 23, 2011	1,815,191
2,305	Term Loan, 3.13%, Maturing December 23, 2012	1,613,345
	Dayco Products, LLC
1,489	DIP Loan, 6.68%, Maturing May 4, 2010	1,499,218
8,180	Term Loan, 0.00%, Maturing June 21, 2011(4)	2,300,541

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	11,913	Term Loan, 2.24%, Maturing December 27, 2014	$9,024,470
	8,868	Term Loan, 2.23%, Maturing December 27, 2015	6,717,804
		Financiere Truck (Investissement)
EUR	1,313	Term Loan, 3.41%, Maturing February 15, 2012	1,047,595
		Ford Motor Co.
	10,000	Revolving Loan, 2.97%, Maturing December 15, 2013(3)	8,329,170
	6,972	Term Loan, 3.50%, Maturing December 15, 2013	5,952,557
		Fraikin, Ltd.
GBP	1,612	Term Loan, 0.93%, Maturing February 15, 2012(3)	1,485,524
GBP	718	Term Loan, 3.28%, Maturing February 15, 2012(3)	661,465
		General Motors Corp.
	4,500	Term Loan, Maturing July 20, 2011(5)	4,522,500
		Goodyear Tire & Rubber Co.
	33,756	Term Loan - Second Lien, 2.04%, Maturing April 30, 2010	31,280,300
		HLI Operating Co., Inc.
	2,458	DIP Loan, 26.00%, Maturing November 30, 2009(2)	2,359,341
EUR	425	Term Loan, 3.56%, Maturing May 30, 2014	45,480
EUR	7,227	Term Loan, 9.50%, Maturing May 30, 2014	785,430
		Keystone Automotive Operations, Inc.
	6,859	Term Loan, 3.79%, Maturing January 12, 2012	3,257,964
		Locafroid Services S.A.S.
EUR	309	Term Loan, 3.47%, Maturing February 15, 2012	246,595
		Mark IV Industries Corp.
	1,534	DIP Loan, 8.50%, Maturing May 4, 2010	1,529,577
		Tenneco Automotive, Inc.
	5,050	Term Loan, 5.31%, Maturing March 17, 2014	3,737,000
		TriMas Corp.
	894	Term Loan, 2.62%, Maturing August 2, 2011	806,609
	7,981	Term Loan, 2.65%, Maturing August 2, 2013	7,202,472
		TRW Automotive, Inc.
	11,082	Term Loan, 6.31%, Maturing February 2, 2014	10,548,248
		United Components, Inc.
	7,501	Term Loan, 3.21%, Maturing June 30, 2010	6,619,896

			$150,549,027

Beverage and Tobacco — 0.2%
		Culligan International Co.
	12,336	Term Loan, 2.54%, Maturing November 24, 2014	$8,234,158
		Southern Wine & Spirits of America, Inc.
	1,000	Term Loan, Maturing May 31, 2012(5)	967,500
		Van Houtte, Inc.
	852	Term Loan, 3.09%, Maturing July 11, 2014	796,565
	116	Term Loan, 3.09%, Maturing July 11, 2014	108,623

			$10,106,846

Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
	9,446	Term Loan, 1.79%, Maturing December 31, 2012	$9,176,325

			$9,176,325

Building and Development — 3.0%
		401 North Wabash Venture, LLC
	4,217	Term Loan, 10.09%, Maturing November 7, 2009(3)	$3,162,790
		AIMCO Properties, L.P.
	9,379	Term Loan, 1.79%, Maturing March 23, 2011	9,050,645
		Beacon Sales Acquisition, Inc.
	4,348	Term Loan, 2.56%, Maturing September 30, 2013	3,956,740
		Brickman Group Holdings, Inc.
	5,830	Term Loan, 2.34%, Maturing January 23, 2014	5,356,317

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Building Materials Corp. of America
	3,573	Term Loan, 3.06%, Maturing February 22, 2014	$3,214,073
		Capital Automotive (REIT)
	2,789	Term Loan, 2.06%, Maturing December 16, 2010	2,196,143
		Contech Construction Products
	1,822	Term Loan, 2.30%, Maturing January 13, 2013	1,580,545
		Epco/Fantome, LLC
	9,460	Term Loan, 2.91%, Maturing November 23, 2010	7,236,900
		Financiere Daunou S.A.
	1,665	Term Loan, 0.00%, Maturing May 31, 2015(4)	596,453
EUR	1,067	Term Loan, 0.00%, Maturing May 31, 2015(4)	554,139
EUR	2,613	Term Loan, 0.00%, Maturing May 31, 2015(4)	1,356,864
	2,452	Term Loan, 0.00%, Maturing February 28, 2016(4)	878,728
EUR	1,247	Term Loan, 0.00%, Maturing February 28, 2016(4)	647,359
EUR	2,424	Term Loan, 0.00%, Maturing February 28, 2016(4)	1,258,465
		Forestar USA Real Estate Group, Inc.
	10,623	Revolving Loan, 0.38%, Maturing December 1, 2010(3)	8,763,687
	4,371	Term Loan, 4.91%, Maturing December 1, 2010	3,606,429
		Hearthstone Housing Partners II, LLC
	6,520	Revolving Loan, 1.68%, Maturing December 1, 2009(3)	3,571,656
		Hovstone Holdings, LLC
	4,319	Term Loan, 5.50%, Maturing September 25, 2009(2)(6)	1,737,406
		LNR Property Corp.
	8,208	Term Loan, 3.81%, Maturing July 3, 2011	5,007,087
		Mueller Water Products, Inc.
	10,653	Term Loan, 6.03%, Maturing May 24, 2014	9,818,583
		NCI Building Systems, Inc.
	5,975	Term Loan, 2.91%, Maturing June 18, 2010	5,183,431
		November 2005 Land Investors
	610	Term Loan, 0.00%, Maturing May 9, 2011(2)(4)	259,115
		Panolam Industries Holdings, Inc.
	4,680	Term Loan, 5.00%, Maturing September 30, 2012	3,451,202
		Re/Max International, Inc.
	8,992	Term Loan, 3.91%, Maturing December 17, 2012	8,272,409
		Realogy Corp.
	2,824	Term Loan, 3.28%, Maturing September 1, 2014	2,188,957
	10,491	Term Loan, 3.31%, Maturing September 1, 2014	8,130,405
		South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,198,661
		Standard Pacific Corp.
	4,680	Term Loan, 2.60%, Maturing May 5, 2013	3,299,400
		WCI Communities, Inc.
	18,241	Term Loan, 5.55%, Maturing December 23, 2010	10,518,753
		Wintergames Acquisition ULC
	12,913	Term Loan, 7.79%, Maturing October 22, 2013	10,185,009

			$127,238,351

Business Equipment and Services — 7.8%
		ACCO Brands Corp.
	8,179	Term Loan, 7.75%, Maturing August 17, 2012	$7,502,077
		Activant Solutions, Inc.
	8,651	Term Loan, 2.48%, Maturing May 1, 2013	7,828,983
		Acxiom Corp.
	9,612	Term Loan, 2.37%, Maturing September 15, 2012	9,251,617
		Affiliated Computer Services
	5,886	Term Loan, 2.29%, Maturing March 20, 2013	5,784,928
	10,063	Term Loan, 2.29%, Maturing March 20, 2013	9,889,144
		Affinion Group, Inc.
	5,000	Revolving Loan, Maturing October 17, 2011(5)	4,350,000
	16,134	Term Loan, 2.79%, Maturing October 17, 2012	15,375,261

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Education Management, LLC
	11,332	Term Loan, 2.38%, Maturing June 1, 2013	$10,878,474
		Info USA, Inc.
	885	Term Loan, 2.60%, Maturing February 14, 2012	844,348
	1,949	Term Loan, 2.60%, Maturing February 14, 2012	1,859,887
		Information Resources, Inc.
	4,434	Term Loan, 2.44%, Maturing May 7, 2014	4,112,503
		Intergraph Corp.
	3,350	Term Loan, 2.66%, Maturing May 29, 2014	3,188,328
		iPayment, Inc.
	12,184	Term Loan, 2.46%, Maturing May 10, 2013	9,960,350
		Kronos, Inc.
	9,496	Term Loan, 2.60%, Maturing June 11, 2014	8,818,960
		Language Line, Inc.
	6,335	Term Loan, 3.85%, Maturing June 11, 2011	6,161,146
		Mitchell International, Inc.
	1,995	Term Loan, 2.63%, Maturing March 28, 2014	1,748,029
	1,500	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	900,000
		N.E.W. Holdings I, LLC
	9,167	Term Loan, 2.80%, Maturing May 22, 2014	8,501,980
		Protection One, Inc.
	10,602	Term Loan, 2.54%, Maturing March 31, 2012	10,124,457
		Quintiles Transnational Corp.
	10,000	Revolving Loan, Maturing March 31, 2012(5)	9,016,000
	13,438	Term Loan, 2.48%, Maturing March 31, 2013	12,755,319
		Sabre, Inc.
	30,770	Term Loan, 2.67%, Maturing September 30, 2014	24,885,022
		Safenet, Inc.
	3,920	Term Loan, 2.79%, Maturing April 12, 2014	3,655,400
		Serena Software, Inc.
	7,061	Term Loan, 2.63%, Maturing March 10, 2013	6,513,437
		Sitel (Client Logic)
	5,866	Term Loan, 5.96%, Maturing January 29, 2014	4,370,061
EUR	941	Term Loan, 6.04%, Maturing January 29, 2014	1,005,940
		Solera Holdings, LLC
EUR	2,976	Term Loan, 3.06%, Maturing May 15, 2014	3,690,743
		Solera Nederland Holdings
	3,765	Term Loan, 2.44%, Maturing May 15, 2014	3,665,949
		SunGard Data Systems, Inc.
	1,439	Term Loan, 2.45%, Maturing February 11, 2013	1,366,862
	3,449	Term Loan, 6.75%, Maturing February 28, 2014	3,455,711
	42,646	Term Loan, 4.35%, Maturing February 28, 2016	40,961,252
		TDS Investor Corp.
	10,780	Term Loan, 2.79%, Maturing August 23, 2013	9,230,375
	13,317	Term Loan, 2.90%, Maturing August 23, 2013	11,339,777
	4,672	Term Loan, 3.10%, Maturing August 23, 2013	3,978,333
EUR	2,106	Term Loan, 3.62%, Maturing August 23, 2013	2,341,111
		Transaction Network Services, Inc.
	4,027	Term Loan, 9.50%, Maturing May 4, 2012	4,049,436
		Travelport, LLC
	2,500	Term Loan, 10.50%, Maturing August 23, 2013	2,517,187
		Valassis Communications, Inc.
	738	Term Loan, 2.04%, Maturing March 2, 2014	702,996
	4,375	Term Loan, 2.04%, Maturing March 2, 2014	4,166,782
		VWR International, Inc.
	16,675	Term Loan, 2.79%, Maturing June 28, 2013	15,306,266
		West Corp.
	29,914	Term Loan, 2.67%, Maturing October 24, 2013	28,414,716

			$324,469,147

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cable and Satellite Television — 7.1%
		Atlantic Broadband Finance, LLC
	9,428	Term Loan, 6.75%, Maturing June 8, 2013	$9,443,258
	351	Term Loan, 2.85%, Maturing September 1, 2013	348,032
		Bresnan Broadband Holdings, LLC
	1,496	Term Loan, 2.52%, Maturing March 29, 2014	1,441,076
	15,513	Term Loan, 2.87%, Maturing March 29, 2014	14,940,593
		Cequel Communications, LLC
	38,763	Term Loan, 2.30%, Maturing November 5, 2013	37,131,868
		Charter Communications Operating, Inc.
	45,332	Term Loan, 6.25%, Maturing April 28, 2013	42,453,863
		CSC Holdings, Inc.
	14,805	Term Loan, 2.04%, Maturing March 29, 2013	14,338,879
		CW Media Holdings, Inc.
	4,975	Term Loan, 3.85%, Maturing February 15, 2015	4,296,883
		DirectTV Holdings, LLC
	1,980	Term Loan, 5.25%, Maturing April 13, 2013	1,990,520
		Foxco Acquisition Sub., LLC
	4,545	Term Loan, 6.51%, Maturing July 2, 2015	3,621,216
		Insight Midwest Holdings, LLC
	26,316	Term Loan, 2.31%, Maturing April 6, 2014	24,981,648
		MCC Iowa, LLC
	576	Term Loan, 1.77%, Maturing March 31, 2010	569,170
	7,675	Term Loan, 2.02%, Maturing January 31, 2015	7,240,502
	7,800	Term Loan, 2.02%, Maturing January 31, 2015	7,357,997
		Mediacom Illinois, LLC
	1,680	Term Loan, 1.52%, Maturing September 30, 2012	1,579,200
	14,212	Term Loan, 2.02%, Maturing January 31, 2015	13,371,179
		NTL Investment Holdings, Ltd.
GBP	2,000	Term Loan, Maturing March 30, 2012(5)	3,123,741
	7,994	Term Loan, 4.00%, Maturing March 30, 2012	7,814,016
GBP	3,500	Term Loan, 4.19%, Maturing March 30, 2013	5,143,162
		ProSiebenSat.1 Media AG
EUR	2,020	Term Loan, 3.53%, Maturing March 2, 2015	1,090,303
EUR	600	Term Loan, 3.14%, Maturing June 26, 2015	662,371
EUR	12,586	Term Loan, 3.14%, Maturing June 26, 2015	13,890,162
EUR	2,020	Term Loan, 3.78%, Maturing March 2, 2016	1,090,303
		UPC Broadband Holding B.V.
	7,083	Term Loan, 2.06%, Maturing December 31, 2014	6,777,110
	3,842	Term Loan, 3.81%, Maturing December 31, 2016	3,759,201
EUR	16,765	Term Loan, 4.52%, Maturing December 31, 2016	21,518,626
EUR	10,790	Term Loan, 4.77%, Maturing December 31, 2017	13,857,522
		Virgin Media Investment Holding
GBP	1,130	Term Loan, 5.31%, Maturing March 30, 2012	1,751,021
GBP	2,224	Term Loan, 5.39%, Maturing March 30, 2012	3,446,094
GBP	3,638	Term Loan, 5.39%, Maturing March 30, 2012	5,636,426
		YPSO Holding SA
EUR	10,915	Term Loan, 3.44%, Maturing July 28, 2014	11,570,646
EUR	4,212	Term Loan, 3.44%, Maturing July 28, 2014	4,465,313
EUR	6,873	Term Loan, 3.44%, Maturing July 28, 2014	7,285,512

			$297,987,413

Chemicals and Plastics — 4.9%
		Arizona Chemical, Inc.
EUR	2,821	Term Loan, 3.15%, Maturing February 28, 2013	$3,578,645
		Ashland, Inc.
	5,317	Term Loan, 6.75%, Maturing May 20, 2014	5,341,849
	1,849	Term Loan, 7.65%, Maturing December 20, 2014	1,884,561

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Brenntag Holding GmbH and Co. KG
	10,927	Term Loan, 2.29%, Maturing December 23, 2013	$10,407,890
	3,485	Term Loan, 2.33%, Maturing December 23, 2013	3,319,451
EUR	3,434	Term Loan, 2.95%, Maturing December 23, 2013	4,682,899
EUR	770	Term Loan - Second Lien, 5.65%, Maturing June 23, 2015	898,167
EUR	230	Term Loan - Second Lien, 5.65%, Maturing June 23, 2015	268,203
		Celanese Holdings, LLC
EUR	978	Term Loan, 2.85%, Maturing April 6, 2011	1,300,348
	10,176	Term Loan, 2.06%, Maturing April 2, 2014	9,662,244
	15,472	Term Loan, 2.35%, Maturing April 2, 2014	14,691,361
		Cognis GmbH
EUR	4,276	Term Loan, 3.27%, Maturing September 15, 2013	5,206,310
EUR	1,249	Term Loan, 3.27%, Maturing September 15, 2013	1,520,069
		Columbian Chemicals Acquisition
	6,029	Term Loan, 6.63%, Maturing March 16, 2013	4,763,156
		Ferro Corp.
	13,556	Term Loan, 6.60%, Maturing June 6, 2012	10,505,630
		First Chemical Holding
EUR	575	Term Loan, 4.56%, Maturing December 18, 2014	304,623
EUR	575	Term Loan, 5.06%, Maturing December 18, 2015	304,623
		Georgia Gulf Corp.
	5,082	Term Loan, 9.02%, Maturing October 3, 2013	4,720,727
		Hexion Specialty Chemicals, Inc.
EUR	1,108	Term Loan, 3.37%, Maturing May 5, 2012	1,136,889
	15,198	Term Loan, 2.88%, Maturing May 5, 2013	11,474,175
	3,301	Term Loan, 2.88%, Maturing May 5, 2013	2,492,144
	2,488	Term Loan, 3.31%, Maturing May 5, 2013	1,853,436
	9,600	Term Loan, 3.85%, Maturing May 5, 2013	6,048,000
		Huntsman International, LLC
	7,500	Revolving Loan, 0.91%, Maturing August 16, 2010(3)	6,975,000
	18,328	Term Loan, 2.04%, Maturing August 16, 2012	17,036,185
		INEOS Group
EUR	561	Term Loan, 6.21%, Maturing December 14, 2011	602,234
EUR	562	Term Loan, 10.25%, Maturing December 14, 2011	603,335
	3,872	Term Loan, 7.00%, Maturing December 14, 2012	2,961,975
	9,968	Term Loan, 7.50%, Maturing December 14, 2013	7,725,231
	9,968	Term Loan, 8.00%, Maturing December 14, 2014	7,725,231
		ISP Chemco, Inc.
	8,538	Term Loan, 2.06%, Maturing June 4, 2014	7,978,505
		Kranton Polymers, LLC
	16,022	Term Loan, 2.63%, Maturing May 12, 2013	13,418,141
		MacDermid, Inc.
	3,093	Term Loan, 2.29%, Maturing April 12, 2014	2,504,930
		Millenium Inorganic Chemicals
	6,662	Term Loan, 2.85%, Maturing April 30, 2014	4,962,891
		Momentive Performance Material
	4,900	Term Loan, 2.56%, Maturing December 4, 2013	3,874,499
		Nalco Co.
	3,050	Term Loan, 6.50%, Maturing May 6, 2016	3,091,937
		Rockwood Specialties Group, Inc.
EUR	653	Term Loan, 5.00%, Maturing July 30, 2011	830,590
	19,572	Term Loan, 6.00%, Maturing May 15, 2014	19,817,038
		Vita Cayman II, Ltd.
EUR	1,183	Term Loan, 5.90%, Maturing June 30, 2014(2)	762,867

			$207,235,989

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	7,797	Term Loan, 5.24%, Maturing September 5, 2013	$7,854,391
	5,000	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	4,816,665

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		St. John Knits International, Inc.
	4,061	Term Loan, 10.00%, Maturing March 23, 2012	$3,045,376
		The William Carter Co.
	2,306	Term Loan, 1.79%, Maturing July 14, 2012	2,248,832

			$17,965,264

Conglomerates — 2.7%
		Amsted Industries, Inc.
	9,521	Term Loan, 2.53%, Maturing October 15, 2010	$8,934,283
	6,300	Term Loan, 2.78%, Maturing April 5, 2013	5,911,901
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,897	Term Loan, 2.79%, Maturing July 13, 2015	2,718,076
GBP	727	Term Loan, 3.09%, Maturing July 13, 2015	841,126
	3,897	Term Loan, 3.29%, Maturing July 13, 2015	2,718,076
GBP	727	Term Loan, 3.59%, Maturing July 13, 2015	841,126
		Jarden Corp.
	9,074	Term Loan, 2.35%, Maturing January 24, 2012	8,874,432
	3,731	Term Loan, 2.35%, Maturing January 24, 2012	3,648,790
	1,652	Term Loan, 3.10%, Maturing January 24, 2012	1,637,374
		Johnson Diversey, Inc.
	1,993	Term Loan, 3.02%, Maturing December 16, 2010	1,950,455
	7,883	Term Loan, 3.02%, Maturing December 16, 2011	7,715,428
		Polymer Group, Inc.
	1,000	Revolving Loan, 0.61%, Maturing November 22, 2010(3)	850,000
	19,082	Term Loan, 2.67%, Maturing November 22, 2012	18,079,805
		RBS Global, Inc.
	5,235	Term Loan, 2.31%, Maturing July 19, 2013	4,711,345
	13,485	Term Loan, 2.96%, Maturing July 19, 2013	12,271,574
		RGIS Holdings, LLC
	14,578	Term Loan, 3.04%, Maturing April 30, 2014	12,463,890
	729	Term Loan, 3.10%, Maturing April 30, 2014	623,195
		The Manitowoc Company, Inc.
	15,655	Term Loan, 7.50%, Maturing August 21, 2014	14,233,194
		US Investigations Services, Inc.
	2,947	Term Loan, 3.36%, Maturing February 21, 2015	2,639,747
		Vertrue, Inc.
	2,449	Term Loan, 3.60%, Maturing August 16, 2014	1,959,140

			$113,622,957

Containers and Glass Products — 3.2%
		Berry Plastics Corp.
	20,445	Term Loan, 2.30%, Maturing April 3, 2015	$17,434,390
		Consolidated Container Co.
	5,835	Term Loan, 2.54%, Maturing March 28, 2014	5,251,886
		Crown Americas, Inc.
	4,703	Term Loan, 2.04%, Maturing November 15, 2012	4,602,592
	1,407	Term Loan, 2.04%, Maturing November 15, 2012	1,376,612
EUR	4,365	Term Loan, 2.38%, Maturing November 15, 2012	5,692,613
		Graham Packaging Holdings Co.
	1,813	Term Loan, 2.56%, Maturing October 7, 2011	1,751,303
	19,143	Term Loan, 6.75%, Maturing April 5, 2014	19,139,844
		Graphic Packaging International, Inc.
	27,563	Term Loan, 2.52%, Maturing May 16, 2014	26,294,217
	3,448	Term Loan, 3.26%, Maturing May 16, 2014	3,328,275
		JSG Acquisitions
EUR	1,215	Term Loan, 3.99%, Maturing December 31, 2014	1,652,579
EUR	1,212	Term Loan, 4.01%, Maturing December 31, 2014	1,648,014
		OI European Group B.V.
EUR	12,065	Term Loan, 2.13%, Maturing June 14, 2013	16,163,800
		Owens-Brockway Glass Container
	4,097	Term Loan, 1.79%, Maturing June 14, 2013	3,948,068

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Pregis Corp.
	2,548	Term Loan, 2.54%, Maturing October 12, 2011	$2,102,368
		Smurfit-Stone Container Corp.
	5,869	DIP Loan, 8.75%, Maturing August 6, 2010	5,957,484
	7,935	Revolving Loan, 2.89%, Maturing November 1, 2009	7,538,416
	2,632	Revolving Loan, 3.05%, Maturing December 31, 2009	2,500,263
	1,033	Term Loan, 2.57%, Maturing November 1, 2011	978,051
	1,813	Term Loan, 2.57%, Maturing November 1, 2011	1,712,875
	3,416	Term Loan, 2.57%, Maturing November 1, 2011	3,234,899
	1,593	Term Loan, 4.50%, Maturing November 1, 2011	1,505,128

			$133,813,677

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,391	Term Loan, 2.71%, Maturing July 31, 2013	$3,221,200
		Bausch & Lomb, Inc.
	403	Term Loan, 3.70%, Maturing April 30, 2015	383,137
	1,589	Term Loan, 3.85%, Maturing April 30, 2015	1,509,559
		Prestige Brands, Inc.
	5,813	Term Loan, 2.54%, Maturing April 7, 2011	5,711,305

			$10,825,201

Drugs — 0.7%
		Graceway Pharmaceuticals, LLC
	16,371	Term Loan, 3.04%, Maturing May 3, 2012	$13,055,553
		Pharmaceutical Holdings Corp.
	2,205	Term Loan, 3.56%, Maturing January 30, 2012	2,017,520
		Warner Chilcott Corp.
	1,965	Term Loan, 2.29%, Maturing January 18, 2012	1,917,809
	11,565	Term Loan, 2.46%, Maturing January 18, 2012	11,287,665

			$28,278,547

Ecological Services and Equipment — 0.3%
		Big Dumpster Merger Sub, Inc.
	668	Term Loan, 2.54%, Maturing February 5, 2013	$390,577
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.79%, Maturing April 1, 2015	2,551,287
		Environmental Systems Products Holdings, Inc.
	426	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	327,274
		Sensus Metering Systems, Inc.
	7,409	Term Loan, 6.75%, Maturing June 3, 2013	7,335,131
		Wastequip, Inc.
	281	Term Loan, 2.54%, Maturing February 5, 2013	164,454

			$10,768,723

Electronics/Electrical — 2.9%
		Aspect Software, Inc.
	3,502	Term Loan, 3.31%, Maturing July 11, 2011	$3,046,488
		Fairchild Semiconductor Corp.
	9,193	Term Loan, 1.79%, Maturing June 26, 2013	8,526,810
		FCI International S.A.S.
	758	Term Loan, 3.41%, Maturing November 1, 2013	515,634
	730	Term Loan, 3.41%, Maturing November 1, 2013	496,412
	730	Term Loan, 3.41%, Maturing November 1, 2013	496,412
	758	Term Loan, 3.41%, Maturing November 1, 2013	515,634
	992	Term Loan, 3.41%, Maturing November 1, 2013	674,697
		Freescale Semiconductor, Inc.
	29,892	Term Loan, 2.06%, Maturing December 1, 2013	22,205,743

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Infor Enterprise Solutions Holdings
EUR	2,925	Term Loan, 3.54%, Maturing July 28, 2012	$3,470,695
	19,373	Term Loan, 4.04%, Maturing July 28, 2012	16,660,910
	7,191	Term Loan, 4.04%, Maturing July 28, 2012	6,184,592
		Network Solutions, LLC
	10,223	Term Loan, 2.84%, Maturing March 7, 2014	8,919,543
		Open Solutions, Inc.
	10,158	Term Loan, 2.63%, Maturing January 23, 2014	7,242,057
		Sensata Technologies Finance Co.
	18,531	Term Loan, 2.25%, Maturing April 27, 2013	15,617,860
		Spectrum Brands, Inc.
	608	Term Loan, 2.60%, Maturing March 30, 2013	557,381
	11,833	Term Loan, 6.25%, Maturing March 30, 2013	10,846,507
		SS&C Technologies, Inc.
	3,393	Term Loan, 2.48%, Maturing November 23, 2012	3,044,823
		Vertafore, Inc.
	11,295	Term Loan, 3.16%, Maturing January 31, 2012	10,786,667
	1,980	Term Loan, 4.91%, Maturing January 31, 2012	1,890,900

			$121,699,765

Equipment Leasing — 0.0%
		Hertz Corp.
	8	Term Loan, 2.05%, Maturing December 21, 2012	$7,516
	835	Term Loan, 2.36%, Maturing December 21, 2012	790,434

			$797,950

Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	3,845	Term Loan, 2.56%, Maturing December 16, 2012	$3,761,421
		Central Garden & Pet Co.
	9,871	Term Loan, 1.79%, Maturing February 28, 2014	9,180,023

			$12,941,444

Financial Intermediaries — 1.4%
		Asset Acceptance Capital Corp.
	1,443	Term Loan, 3.03%, Maturing June 5, 2013	$1,349,494
		Citco III, Ltd.
	13,812	Term Loan, 2.85%, Maturing June 30, 2014	9,668,440
		E.A. Viner International Co.
	448	Term Loan, 5.10%, Maturing July 31, 2013	279,775
		Grosvenor Capital Management
	4,034	Term Loan, 2.31%, Maturing December 5, 2013	3,489,076
		Jupiter Asset Management Group
GBP	3,644	Term Loan, 3.11%, Maturing June 30, 2015	4,610,519
		Lender Processing Services, Inc.
	5,053	Term Loan, 2.79%, Maturing July 2, 2014	5,059,241
		LPL Holdings, Inc.
	25,094	Term Loan, 2.19%, Maturing December 18, 2014	23,023,659
		Nuveen Investments, Inc.
	1,861	Term Loan, 3.39%, Maturing November 2, 2014	1,517,905
		Oxford Acquisition III, Ltd.
	11,051	Term Loan, 2.50%, Maturing May 24, 2014	5,912,131
		RJO Holdings Corp. (RJ O’Brien)
	4,007	Term Loan, 3.30%, Maturing July 31, 2014	1,763,022

			$56,673,262

Food Products — 2.8%
		Acosta, Inc.
	16,956	Term Loan, 2.54%, Maturing July 28, 2013	$16,129,715
		Advantage Sales & Marketing, Inc.
	16,440	Term Loan, 2.31%, Maturing March 29, 2013	15,710,920

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		American Seafoods Group, LLC
	1,930	Term Loan, 2.04%, Maturing September 30, 2012	$1,770,655
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.60%, Maturing December 31, 2013	5,393,465
GBP	2,500	Term Loan - Second Lien, 6.98%, Maturing June 30, 2015	3,146,013
		Dean Foods Co.
	26,599	Term Loan, 1.97%, Maturing April 2, 2014	25,656,798
		Dole Food Company, Inc.
	1,691	Term Loan, 7.37%, Maturing April 12, 2013	1,706,228
	2,330	Term Loan, 8.00%, Maturing April 12, 2013	2,351,404
	8,533	Term Loan, 8.00%, Maturing April 12, 2013	8,612,030
		MafCo Worldwide Corp.
	733	Term Loan, 2.30%, Maturing December 8, 2011	677,892
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.76%, Maturing April 2, 2013(3)	2,700,000
	27,039	Term Loan, 3.06%, Maturing April 2, 2014	24,740,248
		Reddy Ice Group, Inc.
	12,335	Term Loan, 2.04%, Maturing August 9, 2012	9,970,788

			$118,566,156

Food Service — 2.4%
		AFC Enterprises, Inc.
	1,979	Term Loan, 2.63%, Maturing May 11, 2011	$1,958,920
		Aramark Corp.
	44,293	Term Loan, 2.47%, Maturing January 26, 2014	42,134,031
	2,896	Term Loan, 3.75%, Maturing January 26, 2014	2,754,532
		Buffets, Inc.
	6,542	Term Loan, 15.29%, Maturing April 30, 2012	6,329,317
	1,039	Term Loan - Second Lien, 7.85%, Maturing May 1, 2013(2)	485,770
	4,392	Term Loan - Second Lien, 19.12%, Maturing May 1, 2013(2)	2,053,278
		CBRL Group, Inc.
	6,575	Term Loan, 2.52%, Maturing April 27, 2013	6,275,365
	664	Term Loan, 3.53%, Maturing April 27, 2013	633,593
		JRD Holdings, Inc.
	2,887	Term Loan, 2.54%, Maturing June 26, 2014	2,778,467
		Maine Beverage Co., LLC
	2,072	Term Loan, 2.35%, Maturing June 30, 2010	1,916,897
		OSI Restaurant Partners, LLC
	833	Term Loan, 3.05%, Maturing May 9, 2013	638,965
	9,390	Term Loan, 2.63%, Maturing May 9, 2014	7,206,906
		QCE Finance, LLC
	8,917	Term Loan, 2.88%, Maturing May 5, 2013	6,798,904
		Sagittarius Restaurants, LLC
	4,322	Term Loan, 10.25%, Maturing March 29, 2013	3,630,255
		Selecta
CHF	18,405	Term Loan, 2.88%, Maturing June 28, 2015	9,752,254
		SSP Financing, Ltd.
	3,955	Term Loan, 3.18%, Maturing June 15, 2014	1,707,857
	3,955	Term Loan, 3.68%, Maturing June 15, 2015	1,707,857

			$98,763,168

Food/Drug Retailers — 2.4%
		General Nutrition Centers, Inc.
	21,691	Term Loan, 2.73%, Maturing September 16, 2013	$19,833,538
		Pantry, Inc. (The)
	6,724	Term Loan, 1.79%, Maturing May 15, 2014	6,307,594
	62	Term Loan, 1.79%, Maturing May 15, 2014	58,046
		Rite Aid Corp.
	28,682	Term Loan, 2.05%, Maturing June 1, 2014	23,870,969
	13,987	Term Loan, 6.00%, Maturing June 4, 2014	12,640,762
	8,500	Term Loan, 9.50%, Maturing June 4, 2014	8,755,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Rite Aid Funding II
	4,000	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	$4,080,000
		Roundy’s Supermarkets, Inc.
	24,480	Term Loan, 3.05%, Maturing November 3, 2011	23,853,070

			$99,398,979

Forest Products — 1.8%
		Appleton Papers, Inc.
	11,432	Term Loan, 6.50%, Maturing June 5, 2014	$10,002,999
		Georgia-Pacific Corp.
	4,684	Term Loan, 2.31%, Maturing December 20, 2012	4,531,464
	44,937	Term Loan, 2.58%, Maturing December 20, 2012	43,476,732
	1,446	Term Loan, Maturing December 23, 2014(5)	1,415,733
		Newpage Corp.
	10,917	Term Loan, 4.06%, Maturing December 5, 2014	9,490,651
		Xerium Technologies, Inc.
	8,925	Term Loan, 6.10%, Maturing May 18, 2012	5,756,937

			$74,674,516

Healthcare — 9.2%
		Accellent, Inc.
	3,096	Term Loan, 3.17%, Maturing November 22, 2012	$2,817,158
		Alliance Imaging, Inc.
	4,635	Term Loan, 3.14%, Maturing December 29, 2011	4,493,280
		American Medical Systems
	5,680	Term Loan, 2.56%, Maturing July 20, 2012	5,510,058
		AMN Healthcare, Inc.
	3,302	Term Loan, 2.35%, Maturing November 2, 2011	3,120,832
		AMR HoldCo, Inc.
	5,367	Term Loan, 2.30%, Maturing February 10, 2012	5,139,338
		Biomet, Inc.
	11,078	Term Loan, 3.58%, Maturing December 26, 2014	10,526,145
EUR	2,922	Term Loan, 3.98%, Maturing December 26, 2014	3,975,545
		Cardinal Health 409, Inc.
	14,597	Term Loan, 2.54%, Maturing April 10, 2014	12,504,843
		Carestream Health, Inc.
	15,584	Term Loan, 2.29%, Maturing April 30, 2013	14,395,346
		Carl Zeiss Vision Holding GmbH
EUR	6,371	Term Loan, 3.04%, Maturing March 23, 2015	4,532,766
		Community Health Systems, Inc.
	2,038	Term Loan, 2.54%, Maturing July 25, 2014	1,919,769
	58,939	Term Loan, 2.90%, Maturing July 25, 2014	55,512,809
		Concentra, Inc.
	6,877	Term Loan, 2.85%, Maturing June 25, 2014	6,120,935
		CRC Health Corp.
	1,882	Term Loan, 2.85%, Maturing February 6, 2013	1,524,187
	3,793	Term Loan, 2.85%, Maturing February 6, 2013	3,072,128
		Dako EQT Project Delphi
	1,568	Term Loan, 2.72%, Maturing June 12, 2016	1,082,128
EUR	3,099	Term Loan, 3.14%, Maturing June 12, 2016	3,047,275
		DaVita, Inc.
	13,754	Term Loan, 1.88%, Maturing October 5, 2012	13,203,414
		DJO Finance, LLC
	4,987	Term Loan, 3.41%, Maturing May 15, 2014	4,671,478
		Fenwal, Inc.
	2,984	Term Loan, 2.92%, Maturing February 28, 2014	2,541,075
	509	Term Loan, 2.92%, Maturing February 28, 2014	433,261
		Fresenius Medical Care Holdings
	6,647	Term Loan, 1.97%, Maturing March 31, 2013	6,449,203
		Hanger Orthopedic Group, Inc.
	3,310	Term Loan, 2.29%, Maturing May 30, 2013	3,094,760

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HCA, Inc.
	61,005	Term Loan, 2.85%, Maturing November 18, 2013	$57,379,537
		Health Management Association, Inc.
	25,261	Term Loan, 2.35%, Maturing February 28, 2014	23,520,737
		HealthSouth Corp.
	5,000	Term Loan, 2.90%, Maturing March 21, 2010	4,550,000
	6,585	Term Loan, 2.54%, Maturing March 10, 2013	6,293,039
		Iasis Healthcare, LLC
	30	Term Loan, 2.28%, Maturing March 14, 2014	27,926
	111	Term Loan, 2.29%, Maturing March 14, 2014	103,673
	320	Term Loan, 2.29%, Maturing March 14, 2014	299,585
		Ikaria Acquisition, Inc.
	4,424	Term Loan, 2.65%, Maturing March 28, 2013	4,025,952
		IM U.S. Holdings, LLC
	6,536	Term Loan, 2.42%, Maturing June 26, 2014	6,296,684
		inVentiv Health, Inc.
	7,923	Term Loan, 2.35%, Maturing July 6, 2014	7,378,573
		LifePoint Hospitals, Inc.
	11,291	Term Loan, 2.30%, Maturing April 15, 2012	10,850,419
		MultiPlan Merger Corp.
	5,104	Term Loan, 2.81%, Maturing April 12, 2013	4,867,536
	3,487	Term Loan, 2.81%, Maturing April 12, 2013	3,325,582
		Mylan, Inc.
	11,000	Term Loan, 3.81%, Maturing October 2, 2014	10,716,200
		National Mentor Holdings, Inc.
	8,799	Term Loan, 2.60%, Maturing June 29, 2013	7,552,482
	537	Term Loan, 4.59%, Maturing June 29, 2013	461,014
		Nyco Holdings
	5,311	Term Loan, 2.85%, Maturing December 29, 2014	4,782,955
EUR	5,019	Term Loan, 3.37%, Maturing December 29, 2014	6,493,084
	5,311	Term Loan, 3.60%, Maturing December 29, 2015	4,782,955
EUR	5,019	Term Loan, 4.12%, Maturing December 29, 2015	6,493,084
		Psychiatric Solutions, Inc.
	986	Term Loan, 2.05%, Maturing May 31, 2014	937,597
		RadNet Management, Inc.
	5,928	Term Loan, 4.59%, Maturing November 15, 2012	5,483,158
		ReAble Therapeutics Finance, LLC
	8,902	Term Loan, 2.47%, Maturing November 16, 2013	8,679,646
		Select Medical Holding Corp.
	1,000	Revolving Loan, 1.85%, Maturing February 24, 2010(3)	810,000
	11,591	Term Loan, 2.72%, Maturing February 24, 2012	11,079,275
		Sunrise Medical Holdings, Inc.
	3,534	Term Loan, 6.31%, Maturing May 13, 2010	2,032,117
		TZ Merger Sub., Inc. (TriZetto)
	4,987	Term Loan, 7.50%, Maturing July 24, 2015	4,887,688
		Vanguard Health Holding Co., LLC
	10,612	Term Loan, 2.54%, Maturing September 23, 2011	10,273,527
		Viant Holdings, Inc.
	1,783	Term Loan, 2.85%, Maturing June 25, 2014	1,551,442

			$385,623,200

Home Furnishings — 1.1%
		Dometic Corp.
	2,853	Term Loan, 2.75%, Maturing December 31, 2014(2)	$706,119
	1,834	Term Loan, 3.25%, Maturing December 31, 2014(2)	459,660
	432	Term Loan, 3.25%, Maturing December 31, 2014(2)	108,230
		Hunter Fan Co.
	3,612	Term Loan, 2.81%, Maturing April 16, 2014	2,299,775

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Interline Brands, Inc.
	5,583	Term Loan, 1.98%, Maturing June 23, 2013	$5,052,657
	2,368	Term Loan, 1.98%, Maturing June 23, 2013	2,142,790
		National Bedding Co., LLC
	12,590	Term Loan, 2.31%, Maturing August 31, 2011	10,984,866
	1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	994,999
		Oreck Corp.
	4,164	Term Loan, 0.00%, Maturing February 2, 2012(4)(6)	1,303,458
		Sanitec, Ltd. Oy
EUR	4,394	Term Loan, 0.00%, Maturing April 7, 2013(4)	1,618,031
EUR	4,394	Term Loan, 0.00%, Maturing April 7, 2014(4)	1,618,031
		Simmons Co.
	21,290	Term Loan, 9.50%, Maturing December 19, 2011	20,225,723
	2,618	Term Loan, 8.22%, Maturing February 15, 2012(2)	78,526

			$47,592,865

Industrial Equipment — 2.1%
		CEVA Group PLC U.S.
	331	Term Loan, 3.29%, Maturing January 4, 2014	$247,175
EUR	641	Term Loan, 3.54%, Maturing January 4, 2014	656,557
EUR	1,089	Term Loan, 3.54%, Maturing January 4, 2014	1,114,908
EUR	1,338	Term Loan, 3.54%, Maturing January 4, 2014	1,370,229
	40	Term Loan, 3.60%, Maturing January 4, 2014	28,547
EUR	1,136	Term Loan, 4.12%, Maturing January 4, 2014	1,162,864
		EPD Holdings (Goodyear Engineering Products)
	1,386	Term Loan, 2.55%, Maturing July 13, 2014	942,562
	13,953	Term Loan, 2.55%, Maturing July 13, 2014	9,487,831
	2,000	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	795,000
		Flowserve Corp.
	3,570	Term Loan, 2.04%, Maturing August 10, 2012	3,494,268
		FR Brand Acquisition Corp.
	9,986	Term Loan, 2.60%, Maturing February 7, 2014	9,261,585
		Generac Acquisition Corp.
	9,694	Term Loan, 2.81%, Maturing November 7, 2013	7,610,131
		Gleason Corp.
	1,941	Term Loan, 2.42%, Maturing June 30, 2013	1,814,589
	1,518	Term Loan, 2.42%, Maturing June 30, 2013	1,419,383
		Heating Finance PLC (Baxi)
EUR	3,254	Revolving Loan, 1.03%, Maturing December 27, 2010(3)	3,454,827
GBP	1,297	Term Loan, 3.66%, Maturing December 27, 2010	1,762,566
		Jason, Inc.
	1,745	Term Loan, 5.35%, Maturing April 30, 2010	872,313
		John Maneely Co.
	21,020	Term Loan, 3.63%, Maturing December 8, 2013	16,458,502
		KION Group GmbH
	2,250	Term Loan, 2.29%, Maturing December 23, 2014	1,406,250
	2,250	Term Loan, 2.79%, Maturing December 23, 2015	1,406,250
		Polypore, Inc.
	2,000	Revolving Loan, 0.55%, Maturing July 3, 2013(3)	1,630,000
	17,056	Term Loan, 2.56%, Maturing July 3, 2014	16,117,567
EUR	1,092	Term Loan, 2.75%, Maturing July 3, 2014	1,346,564
		TFS Acquisition Corp.
	4,366	Term Loan, 5.10%, Maturing August 11, 2013	2,019,472

			$85,879,940

Insurance — 1.8%
		Alliant Holdings I, Inc.
	6,951	Term Loan, 3.60%, Maturing August 21, 2014	$6,342,506
		Applied Systems, Inc.
	4,028	Term Loan, Maturing September 26, 2013(5)	3,726,294

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		CCC Information Services Group, Inc.
	7,302	Term Loan, 2.54%, Maturing February 10, 2013	$7,016,398
		Conseco, Inc.
	23,092	Term Loan, 6.50%, Maturing October 10, 2013	16,857,099
		Crump Group, Inc.
	5,697	Term Loan, 3.29%, Maturing August 4, 2014	4,614,529
		Getty Images, Inc.
	10,647	Term Loan, 6.25%, Maturing July 2, 2015	10,753,342
		Hub International Holdings, Inc.
	1,640	Term Loan, 2.79%, Maturing June 13, 2014	1,511,623
	11,680	Term Loan, 2.79%, Maturing June 13, 2014	10,767,265
		U.S.I. Holdings Corp.
	13,962	Term Loan, 3.35%, Maturing May 4, 2014	11,867,833

			$73,456,889

Leisure Goods/Activities/Movies — 5.2%
		24 Hour Fitness Worldwide, Inc.
	2,929	Term Loan, 2.94%, Maturing June 8, 2012	$2,533,839
		AMC Entertainment, Inc.
	17,398	Term Loan, 1.79%, Maturing January 26, 2013	16,554,147
		AMF Bowling Worldwide, Inc.
	2,954	Term Loan, 3.13%, Maturing June 8, 2013	2,378,087
		Bombardier Recreational Products
	17,400	Term Loan, 3.30%, Maturing June 28, 2013	12,441,000
		Carmike Cinemas, Inc.
	5,227	Term Loan, 4.10%, Maturing May 19, 2012	4,939,313
	4,830	Term Loan, 4.49%, Maturing May 19, 2012	4,563,916
		Cedar Fair, L.P.
	4,850	Term Loan, 2.29%, Maturing August 31, 2011	4,751,789
	10,291	Term Loan, 2.29%, Maturing August 30, 2012	10,082,511
		Cinemark, Inc.
	24,160	Term Loan, 2.23%, Maturing October 5, 2013	23,217,166
		Dave & Buster’s, Inc.
	815	Term Loan, 2.74%, Maturing March 8, 2013	803,224
	2,060	Term Loan, 2.74%, Maturing March 8, 2013	2,029,297
		Deluxe Entertainment Services
	4,731	Term Loan, 2.67%, Maturing January 28, 2011	4,305,348
	271	Term Loan, 2.85%, Maturing January 28, 2011	247,005
	479	Term Loan, 2.85%, Maturing January 28, 2011	435,766
		DW Funding, LLC
	3,199	Term Loan, 2.48%, Maturing April 30, 2011	2,686,890
		Easton-Bell Sports, Inc.
	6,629	Term Loan, 2.26%, Maturing March 16, 2012	6,148,251
		Fender Musical Instruments Corp.
	1,300	Term Loan, 2.54%, Maturing June 9, 2014	988,140
	4,534	Term Loan, 2.85%, Maturing June 9, 2014	3,445,917
		Mega Blocks, Inc.
	1,872	Term Loan, 9.75%, Maturing July 26, 2012	743,930
		Metro-Goldwyn-Mayer Holdings, Inc.
	37,574	Term Loan, 3.54%, Maturing April 8, 2012	21,792,711
		National CineMedia, LLC
	14,250	Term Loan, 2.38%, Maturing February 13, 2015	13,430,625
		Odeon
GBP	624	Term Loan, 3.63%, Maturing April 2, 2015	900,987
GBP	624	Term Loan, 4.25%, Maturing April 2, 2016	900,987
		Red Football, Ltd.
GBP	1,585	Term Loan, Maturing August 16, 2014(5)	2,205,774
GBP	1,585	Term Loan, Maturing August 16, 2015(5)	2,205,774
		Regal Cinemas Corp.
	18,664	Term Loan, 4.35%, Maturing November 10, 2010	18,541,729

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Revolution Studios Distribution Co., LLC
	5,707	Term Loan, 4.04%, Maturing December 21, 2014	$5,193,797
		Six Flags Theme Parks, Inc.
	12,327	Term Loan, 2.66%, Maturing April 30, 2015	12,031,473
		Southwest Sports Group, LLC
	9,500	Term Loan, 6.75%, Maturing December 22, 2010	8,431,250
		Ticketmaster
	8,000	Term Loan, 3.60%, Maturing July 22, 2014	7,760,000
		Universal City Development Partners, Ltd.
	8,996	Term Loan, 6.00%, Maturing June 9, 2011	8,849,901
		Zuffa, LLC
	4,000	Revolving Loan, 3.96%, Maturing June 19, 2012(3)	3,320,000
	9,165	Term Loan, 2.38%, Maturing June 20, 2016	8,019,565

			$216,880,109

Lodging and Casinos — 2.3%
		Choctaw Resort Development Enterprise
	2,578	Term Loan, 6.00%, Maturing November 4, 2011	$2,474,813
		Full Moon Holdco 3 Ltd.
GBP	1,500	Term Loan, 3.86%, Maturing November 20, 2014	1,760,237
GBP	1,500	Term Loan, 4.36%, Maturing November 20, 2015	1,760,237
		Green Valley Ranch Gaming, LLC
	6,980	Term Loan, 3.07%, Maturing February 16, 2014	4,763,874
		Harrah’s Operating Co.
	4,394	Term Loan, 3.50%, Maturing January 28, 2015	3,532,303
	2,602	Term Loan, 3.51%, Maturing January 28, 2015	2,092,047
		Herbst Gaming, Inc.
	6,245	Term Loan, 0.00%, Maturing December 2, 2011(4)	2,830,972
	2,483	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,125,521
		Isle of Capri Casinos, Inc.
	3,571	Term Loan, 2.04%, Maturing November 30, 2013	3,386,900
	4,710	Term Loan, 2.35%, Maturing November 30, 2013	4,466,682
	1,276	Term Loan, 2.35%, Maturing November 30, 2013	1,210,533
		LodgeNet Entertainment Corp.
	12,078	Term Loan, 2.59%, Maturing April 4, 2014	10,417,356
		New World Gaming Partners, Ltd.
	9,624	Term Loan, 3.10%, Maturing June 30, 2014	6,303,897
	952	Term Loan, 3.10%, Maturing June 30, 2014	623,417
		Penn National Gaming, Inc.
	16,665	Term Loan, 2.08%, Maturing October 3, 2012	16,355,343
		Scandic Hotels
EUR	1,725	Term Loan, 3.47%, Maturing April 25, 2015	1,302,754
EUR	1,725	Term Loan, 3.97%, Maturing April 25, 2016	1,302,754
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,917	Term Loan, 2.09%, Maturing May 14, 2014	7,061,947
	22,867	Term Loan, 2.09%, Maturing May 23, 2014	18,110,400
		VML US Finance, LLC
	3,325	Term Loan, 2.85%, Maturing May 25, 2012	3,086,707
	1,995	Term Loan, 2.85%, Maturing May 25, 2013	1,852,024

			$95,820,718

Nonferrous Metals/Minerals — 0.9%
		Compass Minerals Group, Inc.
	1,277	Term Loan, 1.90%, Maturing December 22, 2012	$1,248,080
		Euramax International, Inc.
	744	Term Loan, 10.00%, Maturing June 29, 2013	280,879
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	298,072
GBP	460	Term Loan, 14.00%, Maturing June 29, 2013(2)	290,044
	724	Term Loan, 14.00%, Maturing June 29, 2013(2)	273,196
		Murray Energy Corp.
	7,205	Term Loan, 6.94%, Maturing January 28, 2010	6,988,663

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Noranda Aluminum Acquisition
	6,772	Term Loan, 2.29%, Maturing May 18, 2014	$4,773,937
		Novelis, Inc.
	1,999	Term Loan, 2.29%, Maturing June 28, 2014	1,796,621
	4,398	Term Loan, 2.43%, Maturing June 28, 2014	3,952,643
		Oxbow Carbon and Mineral Holdings
	1,513	Term Loan, 2.29%, Maturing May 8, 2014	1,392,229
	15,868	Term Loan, 2.41%, Maturing May 8, 2014	14,598,681
		Tube City IMS Corp.
	3,837	Term Loan, 2.60%, Maturing January 25, 2014	3,194,056
	476	Term Loan, 2.60%, Maturing January 25, 2014	396,070

			$39,483,171

Oil and Gas — 2.1%
		Atlas Pipeline Partners, L.P.
	5,283	Term Loan, 6.75%, Maturing July 20, 2014	$5,124,204
		Citgo Petroleum Corp.
	5,768	Term Loan, 1.64%, Maturing November 15, 2012	5,421,735
		Dresser, Inc.
	13,095	Term Loan, 3.10%, Maturing May 4, 2014	12,235,230
		Dynegy Holdings, Inc.
	28,954	Term Loan, 1.79%, Maturing April 2, 2013	28,085,088
	1,497	Term Loan, 1.79%, Maturing April 2, 2013	1,451,846
		Enterprise GP Holdings, L.P.
	2,376	Term Loan, 2.68%, Maturing October 31, 2014	2,326,995
		Hercules Offshore, Inc.
	7,224	Term Loan, 7.58%, Maturing July 6, 2013	6,681,760
		Precision Drilling Corp.
	4,000	Term Loan, 4.30%, Maturing December 23, 2013	3,940,000
	4,875	Term Loan, 9.25%, Maturing September 30, 2014	4,899,375
		Targa Resources, Inc.
	9,297	Term Loan, 2.29%, Maturing October 31, 2012	9,140,172
	8,107	Term Loan, 2.60%, Maturing October 31, 2012	7,970,318

			$87,276,723

Publishing — 6.6%
		American Media Operations, Inc.
	24,127	Term Loan, 10.00%, Maturing January 31, 2013(2)	$19,341,619
		Aster Zweite Beteiligungs GmbH
EUR	708	Term Loan, 3.94%, Maturing September 27, 2013	668,503
	6,825	Term Loan, 4.01%, Maturing September 27, 2013	4,478,906
		Black Press US Partnership
	1,237	Term Loan, 2.67%, Maturing August 2, 2013	414,562
	2,038	Term Loan, 2.67%, Maturing August 2, 2013	682,823
		CanWest MediaWorks, Ltd.
	7,270	Term Loan, 4.75%, Maturing July 10, 2014	3,817,012
		Dex Media West, LLC
	8,831	Term Loan, 7.00%, Maturing October 24, 2014	7,191,936
		GateHouse Media Operating, Inc.
	15,664	Term Loan, 2.29%, Maturing August 28, 2014	3,960,741
	4,916	Term Loan, 2.30%, Maturing August 28, 2014	1,243,056
	9,350	Term Loan, 2.55%, Maturing August 28, 2014	2,364,213
		Hanley-Wood, LLC
	7,387	Term Loan, 2.54%, Maturing March 8, 2014	3,176,625
		Idearc, Inc.
	41,609	Term Loan, 0.00%, Maturing November 17, 2014(4)	19,209,649
		Laureate Education, Inc.
	2,122	Term Loan, 3.75%, Maturing August 17, 2014	1,877,001
	14,177	Term Loan, 3.75%, Maturing August 17, 2014	12,539,385
		Local Insight Regatta Holdings, Inc.
	1,683	Term Loan, 6.25%, Maturing April 23, 2015	1,043,503

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		MediaNews Group, Inc.
	7,330	Term Loan, 6.79%, Maturing August 25, 2010	$1,493,533
	3,343	Term Loan, 6.79%, Maturing August 2, 2013	679,826
		Mediannuaire Holding
EUR	2,100	Term Loan, 2.15%, Maturing October 24, 2013	2,570,350
EUR	1,871	Term Loan, 2.90%, Maturing October 10, 2014	1,570,831
EUR	1,871	Term Loan, 3.40%, Maturing October 10, 2015	1,570,831
		Merrill Communications, LLC
	9,854	Term Loan, 8.50%, Maturing December 24, 2012	7,095,052
		Nebraska Book Co., Inc.
	8,885	Term Loan, 9.25%, Maturing March 4, 2011	8,796,167
		Nelson Education, Ltd.
	295	Term Loan, 3.10%, Maturing July 5, 2014	215,168
		Newspaper Holdings, Inc.
	19,850	Term Loan, 1.81%, Maturing July 24, 2014	10,917,616
		Nielsen Finance, LLC
	39,007	Term Loan, 2.30%, Maturing August 9, 2013	36,373,869
	6,917	Term Loan, 4.05%, Maturing May 1, 2016	6,527,814
		Philadelphia Newspapers, LLC
	5,003	Term Loan, 0.00%, Maturing June 29, 2013(4)	1,100,581
		R.H. Donnelley Corp.
	5,646	Term Loan, 6.75%, Maturing June 30, 2010	4,357,202
	5,958	Term Loan, 6.75%, Maturing June 30, 2011	4,558,028
		Reader’s Digest Association, Inc. (The)
	8,000	Revolving Loan, 2.90%, Maturing March 2, 2013(3)	2,640,000
	36,136	Term Loan, 2.64%, Maturing March 2, 2014	17,887,160
		Seat Pagine Gialle SpA
EUR	4,527	Term Loan, 3.30%, Maturing May 25, 2012	5,492,347
		SGS International, Inc.
	974	Term Loan, 2.92%, Maturing December 30, 2011	885,995
	1,109	Term Loan, 2.92%, Maturing December 30, 2011	1,008,964
		Source Interlink Companies Inc.
	1,801	Term Loan, 10.75%, Maturing June 18, 2012	1,773,671
	2,290	Term Loan, 10.75%, Maturing June 18, 2013	1,889,169
	1,145	Term Loan, 15.00%, Maturing June 18, 2013(2)	206,091
		Source Media, Inc.
	10,332	Term Loan, 5.29%, Maturing November 8, 2011	6,767,262
		Springer Science+Business Media
	845	Term Loan, 3.10%, Maturing May 5, 2010	786,386
		Star Tribune Co. (The)
	8,196	Term Loan, 0.00%, Maturing March 5, 2014(4)	2,021,744
		Thomas Nelson, Inc.
	1,580	Term Loan, 8.39%, Maturing June 12, 2012	1,070,578
		Trader Media Corp.
GBP	12,137	Term Loan, 2.89%, Maturing March 23, 2015	14,424,734
		Tribune Co.
	1,667	DIP Revolver, 3.30%, Maturing April 10, 2010(3)	1,625,000
	1,667	DIP Term Loan, 9.00%, Maturing April 10, 2010	1,679,167
	4,791	Term Loan, 0.00%, Maturing April 10, 2010(4)	1,960,261
	18,925	Term Loan, 0.00%, Maturing May 17, 2014(4)	7,300,760
	8,553	Term Loan, 0.00%, Maturing May 17, 2014(4)	3,526,002
		World Directories Acquisition
EUR	8,673	Term Loan, 3.02%, Maturing May 31, 2014	7,494,265
		Xsys, Inc.
EUR	2,750	Term Loan, 3.94%, Maturing September 27, 2013	2,594,759
EUR	792	Term Loan, 3.94%, Maturing September 27, 2013	746,820
	7,702	Term Loan, 4.01%, Maturing September 27, 2013	5,054,158

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	2,690	Term Loan, 3.94%, Maturing September 27, 2014	$2,537,894
	7,867	Term Loan, 4.01%, Maturing September 27, 2014	5,162,433
EUR	1,000	Term Loan - Second Lien, 5.40%, Maturing September 27, 2015	413,337
		Yell Group, PLC
	19,025	Term Loan, 3.29%, Maturing February 10, 2013	11,510,125

			$278,295,484

Radio and Television — 5.0%
		Block Communications, Inc.
	6,856	Term Loan, 2.60%, Maturing December 22, 2011	$5,965,024
		Citadel Broadcasting Corp.
	32,925	Term Loan, 2.34%, Maturing June 12, 2014	18,684,937
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 2.49%, Maturing May 5, 2011(3)	1,859,692
	10,051	Term Loan, 2.31%, Maturing May 5, 2013	5,477,598
		Cumulus Media, Inc.
	12,757	Term Loan, 4.29%, Maturing June 11, 2014	8,611,225
		Discovery Communications, Inc.
	4,766	Term Loan, 2.60%, Maturing April 30, 2014	4,706,587
		Emmis Operating Co.
	6,909	Term Loan, 2.60%, Maturing November 2, 2013	4,606,295
		Gray Television, Inc.
	8,439	Term Loan, 3.81%, Maturing January 19, 2015	5,390,554
		HIT Entertainment, Inc.
	1,446	Term Loan, 3.26%, Maturing March 20, 2012	1,174,779
		Intelsat Corp.
	17,208	Term Loan, 2.80%, Maturing January 3, 2014	16,458,632
	17,203	Term Loan, 2.80%, Maturing January 3, 2014	16,453,619
	17,203	Term Loan, 2.80%, Maturing January 3, 2014	16,453,619
		Ion Media Networks, Inc.
	2,381	DIP Loan, 10.17%, Maturing May 29, 2010(3)	2,351,227
	14,925	Term Loan, 0.00%, Maturing January 15, 2012(4)	4,029,750
		Local TV Finance, LLC
	1,960	Term Loan, 2.29%, Maturing May 7, 2013	1,225,000
		NEP II, Inc.
	4,576	Term Loan, 2.54%, Maturing February 16, 2014	4,027,088
		Nexstar Broadcasting, Inc.
	9,223	Term Loan, 2.24%, Maturing October 1, 2012	6,940,024
	9,808	Term Loan, 2.35%, Maturing October 1, 2012	7,380,836
		NextMedia Operating, Inc.
	615	Term Loan, 8.25%, Maturing November 15, 2012	414,889
	274	Term Loan, 8.25%, Maturing November 15, 2012	185,034
		Raycom TV Broadcasting, LLC
	8,333	Term Loan, 1.81%, Maturing June 25, 2014	6,250,029
		Spanish Broadcasting System, Inc.
	11,694	Term Loan, 2.35%, Maturing June 10, 2012	6,840,801
		Tyrol Acquisition 2 SAS
EUR	6,300	Term Loan, 2.54%, Maturing January 19, 2015	7,618,456
EUR	6,300	Term Loan, 3.40%, Maturing January 19, 2016	7,618,456
		Univision Communications, Inc.
	52,733	Term Loan, 2.54%, Maturing September 29, 2014	42,702,941
		Young Broadcasting, Inc.
	8,285	Term Loan, 0.00%, Maturing November 3, 2012(4)	4,142,262
	973	Term Loan, 0.00%, Maturing November 3, 2012(4)	486,250

			$208,055,604

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	7,856	Term Loan, 2.30%, Maturing April 26, 2013	$7,305,694
	1,960	Term Loan, 2.00%, Maturing April 28, 2013	1,768,900

			$9,074,594

Retailers (Except Food and Drug) — 1.8%
		American Achievement Corp.
	2,744	Term Loan, 6.26%, Maturing March 25, 2011	$2,359,935
		Amscan Holdings, Inc.
	4,374	Term Loan, 2.88%, Maturing May 25, 2013	3,860,331
		Cumberland Farms, Inc.
	2,853	Term Loan, 2.44%, Maturing September 29, 2013	2,603,301
		Harbor Freight Tools USA, Inc.
	6,299	Term Loan, 9.75%, Maturing July 15, 2010	6,094,294
		Josten’s Corp.
	5,046	Term Loan, 2.64%, Maturing October 4, 2011	4,907,645
		Mapco Express, Inc.
	3,889	Term Loan, 5.75%, Maturing April 28, 2011	3,538,783
		Orbitz Worldwide, Inc.
	9,584	Term Loan, 3.51%, Maturing July 25, 2014	6,972,587
		Oriental Trading Co., Inc.
	13,099	Term Loan, 9.75%, Maturing July 31, 2013	9,300,554
	2,000	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	350,000
		Rent-A-Center, Inc.
	5,822	Term Loan, 2.04%, Maturing November 15, 2012	5,588,850
		Rover Acquisition Corp.
	2,943	Term Loan, 2.72%, Maturing October 26, 2013	2,830,715
		Savers, Inc.
	2,755	Term Loan, 3.06%, Maturing August 11, 2012	2,630,637
	3,014	Term Loan, 3.06%, Maturing August 11, 2012	2,878,230
		The Yankee Candle Company, Inc.
	11,867	Term Loan, 2.31%, Maturing February 6, 2014	10,858,621
		Vivarte
EUR	4,614	Term Loan, 2.66%, Maturing May 29, 2015	4,975,930
EUR	244	Term Loan, 2.66%, Maturing May 29, 2015	263,287
EUR	63	Term Loan, 2.66%, Maturing May 29, 2015	67,702
EUR	4,614	Term Loan, 3.16%, Maturing May 29, 2016	4,975,930
EUR	244	Term Loan, 3.16%, Maturing May 29, 2016	263,287
EUR	63	Term Loan, 3.16%, Maturing May 29, 2016	67,702

			$75,388,321

Steel — 0.1%
		Algoma Acquisition Corp.
	7,278	Term Loan, 2.79%, Maturing June 20, 2013	$6,040,504

			$6,040,504

Surface Transport — 0.5%
		Oshkosh Truck Corp.
	12,387	Term Loan, 6.62%, Maturing December 6, 2013	$12,300,783
		Swift Transportation Co., Inc.
	6,000	Term Loan, 3.55%, Maturing May 10, 2012	4,170,000
	5,074	Term Loan, 3.56%, Maturing May 10, 2014	3,940,565

			$20,411,348

Telecommunications — 2.8%
		Alaska Communications Systems Holdings, Inc.
	2,613	Term Loan, 2.35%, Maturing February 1, 2012	$2,492,645
	8,112	Term Loan, 2.35%, Maturing February 1, 2012	7,739,070

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Asurion Corp.
	20,000	Term Loan, 3.58%, Maturing July 13, 2012	$19,312,500
	2,000	Term Loan - Second Lien, 6.79%, Maturing January 13, 2013	1,808,334
		BCM Luxembourg, Ltd.
EUR	2,462	Term Loan, 2.42%, Maturing September 30, 2014	2,995,968
EUR	2,462	Term Loan, 2.67%, Maturing September 30, 2015	2,996,302
		Cellular South, Inc.
	6,800	Term Loan, 2.11%, Maturing May 29, 2014	6,510,964
	2,981	Term Loan, 2.25%, Maturing May 29, 2014	2,854,547
		Centennial Cellular Operating Co., LLC
	4,500	Revolving Loan, 0.50%, Maturing February 9, 2010(3)	4,252,500
	9,148	Term Loan, 2.60%, Maturing February 9, 2011	9,121,488
		CommScope, Inc.
	10,767	Term Loan, 3.10%, Maturing November 19, 2014	10,534,568
		Crown Castle Operating Co.
	3,990	Term Loan, 1.79%, Maturing January 9, 2014	3,799,566
		Intelsat Subsidiary Holding Co.
	7,598	Term Loan, 2.80%, Maturing July 3, 2013	7,236,620
		Iowa Telecommunications Services
	2,500	Term Loan, 2.31%, Maturing November 23, 2011	2,381,250
		IPC Systems, Inc.
	8,571	Term Loan, 2.73%, Maturing May 31, 2014	7,114,271
GBP	345	Term Loan, 3.44%, Maturing May 31, 2014	478,146
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.59%, Maturing December 26, 2014	9,578,407
		NTelos, Inc.
	5,790	Term Loan, 2.54%, Maturing August 24, 2011	5,753,586
		Palm, Inc.
	5,748	Term Loan, 3.79%, Maturing April 24, 2014	4,828,005
		Telesat Canada, Inc.
	239	Term Loan, 3.29%, Maturing October 22, 2014	229,469
	2,777	Term Loan, 3.29%, Maturing October 22, 2014	2,671,682
		Windstream Corp.
	4,300	Term Loan, 1.98%, Maturing July 17, 2013	4,171,268

			$118,861,156

Utilities — 2.3%
		AEI Finance Holding, LLC
	2,114	Revolving Loan, 3.29%, Maturing March 30, 2012	$1,802,593
	14,514	Term Loan, 3.60%, Maturing March 30, 2014	12,373,494
		BRSP, LLC
	4,500	Term Loan, 7.50%, Maturing June 24, 2014	4,241,250
		Calpine Corp.
	20,461	DIP Loan, 3.48%, Maturing March 29, 2014	18,832,431
		Covanta Energy Corp.
	4,795	Term Loan, 1.81%, Maturing February 9, 2014	4,595,755
	2,910	Term Loan, 3.70%, Maturing February 9, 2014	2,788,853
		Kemble Water Structure, Ltd.
GBP	1,250	Term Loan, 5.63%, Maturing October 13, 2013	1,363,206
		NRG Energy, Inc.
	16,032	Term Loan, 2.01%, Maturing June 1, 2014	15,242,428
	10,591	Term Loan, 2.10%, Maturing June 1, 2014	10,069,113
		NSG Holdings, LLC
	202	Term Loan, 2.13%, Maturing June 15, 2014	189,828
	1,211	Term Loan, 2.13%, Maturing June 15, 2014	1,134,894

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
3,000	Term Loan, Maturing October 10, 2014(5)	$2,310,000
9,232	Term Loan, 3.80%, Maturing October 10, 2014	7,121,562
18,211	Term Loan, 3.80%, Maturing October 10, 2014	14,108,590

		$96,173,997

Total Senior Floating-Rate Interests (identified cost $4,590,118,706)		$3,998,195,601

Corporate Bonds & Notes — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Chemicals and Plastics — 0.0%
	Wellman Holdings, Inc.
$1,022	5.00%, 1/29/19(6)	$298,424

		$298,424

Ecological Services and Equipment — 0.0%
	Environmental Systems Products Holdings, Inc., Junior Notes
$149	18.00%, 3/31/15(2)(6)	$119,296

		$119,296

Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	3.259%, 10/15/13	$3,882,375

		$3,882,375

Radio and Television — 0.0%
	Ion Media Networks, Inc., Variable Rate
$3,000	0.00%, 1/15/12(4)(7)	$525,000

		$525,000

Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	3.879%, 6/15/13	$5,528,250

		$5,528,250

Total Corporate Bonds & Notes (identified cost $15,568,540)		$10,353,345

Asset Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$877	Alzette European CLO SA, Series 2004-1A, Class E2, 7.13%, 12/15/20(8)	$52,639
2,815	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(7)(8)	2,705,862
1,037	Avalon Capital Ltd. 3, Series 1A, Class D, 2.611%, 2/24/19(7)(8)	41,494
1,255	Babson Ltd., Series 2005-1A, Class C1, 2.459%, 4/15/19(7)(8)	100,426
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.559%, 1/15/19(7)(8)	45,000
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.406%, 8/11/16(7)(8)	150,000
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(8)	52,267
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.459%, 1/15/18(7)(8)	200,000

Total Asset Backed Securities (identified cost $11,798,385)		$3,347,688

Common Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%
105,145	Hayes Lemmerz International, Inc.(9)	$4,469

		$4,469

Building and Development — 0.0%
3,646	United Subcontractors, Inc.(6)(9)	$466,452

		$466,452

Chemicals and Plastics — 0.0%
3,849	Vita Cayman II, Ltd.	$17,829
1,022	Wellman Holdings, Inc.(6)(9)	255,347

		$273,176

Ecological Services and Equipment — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(6)(9)(10)	$21,437

		$21,437

Food Service — 0.0%
193,076	Buffets, Inc.	$265,479

		$265,479

Publishing — 0.0%
5,725	Source Interlink Companies, Inc.(6)(9)	$81,295

		$81,295

Total Common Stocks (identified cost $2,166,745)		$1,112,308

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International, Inc.(9)(10)	$381
Ecological Services and Equipment — 0.0%
1,138	Environmental Systems Products Holdings, Inc., Series A(6)(9)(10)	101,180

Total Preferred Stocks (identified cost $37,415)		$101,561

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$40,280

Total Closed-End Investment Companies (identified cost $72,148)		$40,280

Short-Term Investments — 8.0%

Interest
(000’s omitted)	Description	Value
$336,817	Cash Management Portfolio, 0.00%(11)	$336,817,447

Total Short-Term Investments (identified cost $336,817,447)		$336,817,447

Total Investments — 103.9% (identified cost $4,956,579,386)		$4,349,968,230

Less Unfunded Loan Commitments — (1.3)%		$(53,038,149)

Net Investments — 102.6% (identified cost $4,903,541,237)		$4,296,930,081

Other Assets, Less Liabilities — (2.6)%		$(110,320,733)

Net Assets — 100.0%		$4,186,609,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)		This Senior Loan will settle after July 31, 2009, at which time the interest rate will be determined.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of the securities is $3,767,782 or 0.1% of the Portfolio’s net assets.

(8)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(9)		Non-income producing security.

(10)		Restricted security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $154,602.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/28/09	British Pound Sterling 39,763,721	United States Dollar 65,031,974	$(1,387,639)
9/01/09	British Pound Sterling 260,957	United States Dollar 429,566	(6,321)
8/31/09	Euro 163,923,851	United States Dollar 229,632,727	(4,022,234)
8/31/09	Swiss Franc 10,613,470	United States Dollar 9,739,094	(194,997)

			$(5,611,191)

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $5,611,191.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,903,775,611

Gross unrealized appreciation	$41,694,127
Gross unrealized depreciation	(648,539,657)

Net unrealized depreciation	$(606,845,530)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$21,437

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$101,180
Hayes Lemmerz International, Inc.	6/23/03	350	17,500		381

			$37,415		$101,561

Total Restricted Securities			$37,415		$122,998

(1) Less than $0.50

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$3,942,116,588	$3,040,864	$3,945,157,452
Corporate Bonds & Notes	—	9,935,625	417,720	10,353,345
Asset-Backed Securities	—	3,347,688	—	3,347,688
Common Stocks	22,298	265,479	824,531	1,112,308
Preferred Stocks	—	381	101,180	101,561
Closed-End Investment Companies	40,280	—	—	40,280
Short-Term Investments	336,817,447	—	—	336,817,447

Total Investments	$336,880,025	$3,955,665,761	$4,384,295	$4,296,930,081

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,611,191)	$—	$(5,611,191)

Total	$	$(5,611,191)	$	$(5,611,191)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in	Investments	Investments in
	Senior Floating-	Corporate	in Common	Preferred
	Rate Interests	Bonds & Notes	Stocks	Stocks	Total
Balance as of October 31, 2008	$6,914,981	$107,680	$0	$26,140	$7,048,801
Realized gains (losses)	(5,765,531)	—	—	—	(5,765,531)
Change in net unrealized appreciation (depreciation)	1,190,517	7,394	(31,112)	75,040	1,241,839
Net purchases (sales)	(336,060)	291,474	855,643	—	811,057
Accrued discount (premium)	3,715	11,172	—	—	14,887
Net transfers to (from) Level 3	1,033,242	—	—	—	1,033,242

Balance as of July 31, 2009	$3,040,864	$417,720	$824,531	$101,180	$4,384,295

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$(1,423,393)	$7,394	$(31,112)	$75,040	$(1,372,071)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009